Impairment losses/(reversal) for Passenger Vehicle segment and other provisions	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Impairment losses/(reversal) for Passenger Vehicle segment and other provisions
18.	Impairment losses/(reversal) for Passenger Vehicle segment and other provisions

(a)	Impairment of Passenger Vehicle segment
In response to the annual requirement of accounting standard, the Company performed an impairment assessment of its Passenger Vehicles CGU, including an assessment if there are any triggers for reversal of previously recognised impairment loss.
As at March 31, 2020, the Company assessed the recoverable value for this CGU, due to refresh of its strategy in response to change in market conditions on account of various factors (economic environment, demand forecasts etc.) including COVID 19 pandemic. The recoverable value determined by Fair Value less Cost of Disposal (‘FVLCD’) was lower than the carrying value of the CGU and this resulted in an impairment charge for the year ended March 31, 2020.
As at March 31, 2021, the Company identified certain triggers for reversal of the previously recorded impairment based on both external and internal indicators. Accordingly, the Company reassessed its estimates and determined the recoverable value for this CGU considering the significant improvement in the performance and outlook of the business when compared with the assumed performance at the time when the impairment loss was recorded. Based on this reassessment, the Company has reversed the initially recognised impairment for this CGU.
The key drivers for this improved performance include:

1	New and Improved product portfolio

2	Product positioning in segments where the Company did not have a presence earlier

3	Revamp of dealer and service network

4	Capacity de-bottlenecking

5	Cost reduction initiatives
In addition to the above, the post COVID pent up demand was a tailwind and the changing consumer preference towards personal mobility as well as changes to the economic outlook have improved the outlook on the industry. A combination of these factors enabled the Company to enhance it’s market share to 8.1% for the year ended March 31, 2021 as compared to 4.8% for the year ended March 31, 2020.

The recoverable value was determined using the Fair value less cost of disposal (“FVLCD”). CGU’s FVLCD has been valued using Comparable Company Market Multiple method (CCM). The average of enterprise value to sales multiple of Comparable Companies applied to actual sales of the CGU for year ended March 31, 2021 has been considered as the FVLCD as per CCM. The fair value of the CGU is as follows:

	As at March 31,
	2021	2020
	(in millions)
Recoverable amount	146,186.0	91,203.1
The approach and key (unobservable) assumptions used to determine the CGU’s FVLCD were as follows:
The carrying value of the CGU was Rs.
49,109.9
million as at March 31, 2021, compared with the recoverable value of Rs. 146,186.0 million, determined by FVCLD and Rs.105,880.0 million as per VIU.

	As at March 31,
	2021	2020
Enterprise value to Sales multiple	1.27	0.75
The impairment loss recognised in the year ended March 31, 2020 and its subsequent reversal in the year ended March 31, 2021 was as follows:

	As at March 31,
	2021	2020
	(in millions)
Property, plant and equipment (refer note 13)	(1,881.3)	2,215.0
Right of use assets (refer note 14)	(120.5)	144.3
Other intangible assets (refer note 16)	(1,711.7)	2,095.5

Total	(3,713.5)	4,454.8

Sensitivity to key assumptions
The change in the following assumptions used in the impairment review would, in isolation, lead to a change in FVCLD as at March 31, 2021 (although it should be noted that these sensitivities do not take account of potential mitigating actions):

	As at March 31,
	2021	2020
	(in millions)
Decrease in Enterprise value (EV) to Sales multiple by 10%	14,618.6	9,120.3

(b)	Other provisions
During the year ended March 31, 2020, a provision has been recognized for certain supplier contracts ranging from 5 to 10 years, which have become onerous, as the Company estimates that it will procure lower quantities than committed and the costs will exceed the future economic benefit.
As at March 31, 2021, the Company has reassessed the onerous provision created and based on revised volume projection a reversal of provision aggregating Rs.7,770.0 million has been accounted. During the year the Company has also made provision for estimated supplier claims of Rs. 1,140.0 million, which are under negotations with supplier.

(c)	Impairment of assets in subsidiaries

(i)
The Company assessed the recoverable value for assets belonging to its subsidiary Tata Motors European Technical Centre PLC (TMETC), due to change in market conditions and reduced demand forecasts. The recoverable value of Rs. 465.5 million was determined by its value in use of the relevant assets of TMETC. The recoverable amount of TMETC of Rs. 465.5 million was lower than the carrying value of the CGU of Rs. 3,440.4 million and this resulted in an impairment charge of Rs. 2,974.9 million recognized for the year ended March 31, 2020.

(ii)
The Company also assessed the recoverable value for goodwill, tax and certain other assets belonging to its subsidiary Trilix S.r.l as a result of current market conditions and reduced demand forecasts resulting in a possibility of non recovery of these assets according to Management’s estimates. The Company recognized an impairment charge of Rs. 557.1 million for the year ended March 31, 2020, which includes Rs. 83.1 million for goodwill and Rs. 461.7 million for current tax assets.